STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		5 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
EXPENSES
General and administrative expenses	$ 723,227	$ 236,916	$ 44,737		$ 3,244,511	$ 276,512	$ 718,934
TOTAL EXPENSES	(723,227)	(236,916)	44,737		(3,244,511)	(276,512)	718,934
OTHER INCOME
Interest income earned on investments held in Trust Account	2,075,700	1,733,912	0		4,119,710	1,733,912	6,335,533
Interest income earned on cash held in operating account	1,117	6,469			5,914	6,469	24,082
Forgiveness of debt							28,614
Change in fair value of warrant liability		1,435,682				1,435,682	(257,126)
TOTAL OTHER INCOME	2,076,817	3,176,063			4,125,624	3,176,063	6,645,355
Net Income (Loss)	$ 1,353,590	$ 2,939,147	$ (44,737)		$ 881,113	$ 2,899,551	$ 5,926,421
Class A ordinary shares subject to possible redemption
OTHER INCOME
Basic weighted average shares outstanding (in shares)	22,500,000	14,725,275			22,500,000	7,403,315	15,472,603
Basic net income (loss) per share (in dollars per share)	$ 0.05	$ 0.13			$ 0.03	$ 0.2	$ 0.26
Diluted weighted average shares outstanding (in Shares)	22,500,000	14,725,275			22,500,000	7,403,315	15,472,603
Diluted net income (loss) per share (in dollars per share)	$ 0.05	$ 0.13			$ 0.03	$ 0.2	$ 0.26
Class B Ordinary Shares
OTHER INCOME
Basic weighted average shares outstanding (in shares)	7,500,000	7,280,220	6,666,667	[1]	7,500,000	6,975,138	7,239,726	[1]
Basic net income (loss) per share (in dollars per share)	$ 0.05	$ 0.13	$ (0.01)		$ 0.03	$ 0.2	$ 0.26
Diluted weighted average shares outstanding (in Shares)	7,500,000	7,500,000	6,666,667	[1]	7,500,000	7,500,000	7,292,238	[1]
Diluted net income (loss) per share (in dollars per share)	$ 0.05	$ 0.13	$ (0.01)		$ 0.03	$ 0.19	$ 0.26

[1]	For the period from July 26, 2024 (inception) through December 31, 2024, 1,000,000 shares of Class B ordinary shares were excluded as they were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters (Note 7).